DEBT - Maturity of term loan (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Aggregate principal maturities of debt
2021	$ 24,000	$ 24,000
2022	192,000	24,000
2023		192,000
Total debt	$ 222,000	$ 240,000	$ 133,000